POST-EMPLOYMENT OBLIGATIONS (Details 9)	12 Months Ended
Dec. 31, 2022
Pension plans and retirement supplement plans - Plan A [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	873 years
Pension plans and retirement supplement plans - Plan B [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	10 years 9 months 29 days
Health plan [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	12 years 9 months 14 days
Dental plan [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	12 years 4 months 13 days